SIGNIFICANT ACCOUNTING POLICIES - Future Adoption of New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 1,597		$ (759)
Total Equity	(1,074)	$ 7,483	11,643	$ 11,565
Net income (loss)	1,594	1,110	(760)
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Equity	(1,757)	(2,381)	(795)	2,145
Net income (loss)	1,594	1,110	(759)
Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Equity	(7,855)	1,316	4,595	$ 1,596
Cumulative effect of period of adoption, adjusted balance | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Equity			(2,689)
Cumulative effect of period of adoption, adjusted balance | Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Equity			$ (1,093)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12 | Cumulative effect of period of adoption, adjusted balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Equity		(1,224)
Net income (loss)	$ 411	$ 2,506